Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

August 29, 2018

Filing Room

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 209 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 209 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 209”). The purpose of PEA No. 209 is to reflect revised principal investment strategies for the Trust’s SPDR Portfolio Total Stock Market ETF (formerly, SPDR Russell 3000 ETF), SPDR Portfolio Large Cap ETF (formerly, SPDR Russell 1000 ETF), SPDR Portfolio Small Cap ETF (formerly, SPDR Russell 2000 ETF), SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF, SPDR Bloomberg Barclays Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF) and SPDR Nuveen S&P High Yield Municipal Bond ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	T +1.202.739.3000 F +1.202.739.3001